INTANGIBLE ASSETS (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Goodwill [Line Items]
Goodwill	$ 3,322,799	$ 3,322,799
Amortization expense	304,000	285,000
Customer list [Member]
Goodwill [Line Items]
Acquired finite-lived intangible assets	408,000
Weighted average useful life of acquired intangible assets	10 years
Non-compete agreement [Member]
Goodwill [Line Items]
Weighted average useful life of acquired intangible assets	5 years
DSS Printing [Member]
Goodwill [Line Items]
Goodwill	631,000
DSS Packaging [Member]
Goodwill [Line Items]
Goodwill	1,768,000
DSS Plastics [Member]
Goodwill [Line Items]
Goodwill	685,000
DSS Digital [Member]
Goodwill [Line Items]
Goodwill	$ 239,000